Trade Receivables	12 Months Ended
Mar. 31, 2015
Trade Receivables

(2) Trade Receivables

Trade receivables at March 31, 2014 and 2015 were as follows:

	Yen (Millions)
	2014	2015
Notes	¥1,448	1,078
Accounts	19,084	23,975

	20,532	25,053
Less allowance for doubtful accounts	128	93

	¥20,404	24,960